UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      HS Management Partners, LLC
Address:   598 Madison Ave; 14th Floor
           New York, NY 10022

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  SVP/CCO
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 7/7/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $226,781

                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LAB COM                   COM               002824100   10,622  225,805 SH       SOLE                225,805      0    0
ADOBE SYS INC COM                COM               00724F101    5,604  198,020 SH       SOLE                198,020      0    0
ALCON INC                        COM               H01301102    4,399   37,885 SH       SOLE                 37,885      0    0
CELGENE CORP                     COM               151020104    8,921  186,470 SH       SOLE                186,470      0    0
COCA COLA CO COM                 COM               191216100   15,636  325,815 SH       SOLE                325,815      0    0
COSTCO WHOLESALE CORP NEW COM    COM               22160K105    9,330  204,165 SH       SOLE                204,165      0    0
DIAGEO PLC SPONSORED ADR NEW     SPONSORED ADR     25243Q205   11,390  198,955 SH       SOLE                198,955      0    0
GILEAD SCIENCES INC              COM               375558103    8,269  176,545 SH       SOLE                176,545      0    0
GOOGLE INC                       COM               38259P508   11,024   26,149 SH       SOLE                 26,149      0    0
HASBRO INC                       COM               418056107   10,556  435,475 SH       SOLE                435,475      0    0
KELLOGG CO COM                   COM               487836108   12,543  269,345 SH       SOLE                269,345      0    0
MARVEL ENTMT INC                 COM               57383T103    5,217  146,585 SH       SOLE                146,585      0    0
MC CORMICK & CO INC              COM               579780206    4,644  142,755 SH       SOLE                142,755      0    0
MC DONALDS CORP COM              COM               580135101   16,221  282,145 SH       SOLE                282,145      0    0
NETFLIX COM INC                  COM               64110L106    8,254  199,652 SH       SOLE                199,652      0    0
NOKIA CORP SPONSORED ADR         SPONSORED ADR     654902204    6,316  433,200 SH       SOLE                433,200      0    0
SCHWAB CHARLES CORP COM NEW      COM               808513105    4,730  269,675 SH       SOLE                269,675      0    0
SCRIPPS NETWORKS INTERACTIVE INC COM               811065101   13,538  486,461 SH       SOLE                486,461      0    0
SHERWIN WILLIAMS CO              COM               824348106    4,832   89,905 SH       SOLE                 89,905      0    0
STARBUCKS CORP COM               COM               855244109    4,640  334,040 SH       SOLE                334,040      0    0
TIME WARNER INC USD0.01          COM               887317105   18,400  730,455 SH       SOLE                730,455      0    0
WAL-MART STORES INC COM          COM               931142103   16,928  349,460 SH       SOLE                349,460      0    0
WESTERN UNION CO                 COM               959802109    7,441  453,725 SH       SOLE                453,725      0    0
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